1
The Gabelli Global Rising Income and Dividend Fund
Schedule of Investments — September 30, 2023 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 89.8%
Aerospace and Defense  — 0.9%
1,600 L3Harris Technologies Inc. ....................... $ 278,592
100,000 Rolls-Royce Holdings plc† ........................ 269,520
548,112
Automotive  — 3.6%
18,500 Daimler Truck Holding AG ......................... 641,930
42,000 Iveco Group NV† ...................................... 393,513
42,000 Traton SE ................................................. 884,982
1,000 Volkswagen AG ........................................ 131,839
2,052,264
Automotive: Parts and Accessories  — 1.1%
20,000 Dana Inc. ................................................. 293,400
2,000 Genuine Parts Co. ..................................... 288,760
1,000 Linamar Corp. .......................................... 48,172
630,332
Broadcasting  — 1.7%
2,000 Cogeco Inc. .............................................. 72,549
31,500 Paramount Global, Cl. A ............................ 497,385
36,500 Sinclair Inc. .............................................. 409,530
979,464
Building and Construction  — 3.0%
500 Arcosa Inc. ............................................... 35,950
500 Chofu Seisakusho Co. Ltd. ........................ 7,013
9,200 Herc Holdings Inc. .................................... 1,094,248
6,000 Johnson Controls International plc ............ 319,260
2,000 Lennar Corp., Cl. B ................................... 204,460
300 Sika AG .................................................... 76,397
1,737,328
Business Services  — 1.5%
22,000 JCDecaux SE† .......................................... 372,617
12,000 Matthews International Corp., Cl. A ........... 466,920
839,537
Cable and Satellite  — 2.4%
6,000 DISH Network Corp., Cl. A† ...................... 35,160
3,000 EchoStar Corp., Cl. A† .............................. 50,250
15,000 Liberty Global plc, Cl. A† .......................... 256,800
9,000 Liberty Global plc, Cl. C† .......................... 167,040
14,400 Liberty Latin America Ltd., Cl. A† .............. 117,504
595 Liberty Latin America Ltd., Cl. C† .............. 4,855
19,000 Rogers Communications Inc., Cl. B ........... 729,410
1,361,019
Computer Software and Services  — 0.8%
28,000 Hewlett Packard Enterprise Co. ................. 486,360
Consumer Products  — 4.4%
7,500 Energizer Holdings Inc. ............................. 240,300
20,000 Essity AB, Cl. A ......................................... 432,930
2,000 L'Oreal SA ................................................ 831,422
5,800 Salvatore Ferragamo SpA ......................... 76,896
Shares
Market
Value
12,000 Scandinavian Tobacco Group A/S .............. $ 182,863
6,800 Spectrum Brands Holdings Inc. ................ 532,780
6,200 Unicharm Corp. ........................................ 219,514
2,516,705
Consumer Services  — 1.3%
11,500 Ashtead Group plc .................................... 701,838
200 Boyd Group Services Inc. ......................... 35,565
737,403
Diversified Industrial  — 7.8%
600 Aker ASA, Cl. A ......................................... 36,993
11,571 Ampco-Pittsburgh Corp.† ......................... 30,432
9,000 Ardagh Group SA† ................................... 33,345
34,000 Bollore SE ................................................ 182,968
12,000 Bouygues SA ............................................ 420,447
1,200 Crane Co. ................................................. 106,608
11,200 EnPro Industries Inc. ................................ 1,357,328
7,000 Hyster-Yale Materials Handling Inc. ........... 312,060
12,000 Jardine Matheson Holdings Ltd. ................ 557,040
15,000 Myers Industries Inc. ................................ 268,950
11,500 Nilfisk Holding A/S† ................................. 202,468
2,600 Park-Ohio Holdings Corp. ......................... 51,766
3,000 Sulzer AG ................................................. 287,267
4,000 Svenska Cellulosa AB SCA, Cl. A ............... 54,917
6,000 Textron Inc. .............................................. 468,840
3,000 Trinity Industries Inc. ................................ 73,050
4,444,479
Electronics  — 6.8%
23,200 Sony Group Corp. ..................................... 1,900,214
24,000 Sony Group Corp., ADR ............................ 1,977,840
3,878,054
Energy and Utilities  — 6.2%
4,000 BP plc, ADR ............................................. 154,880
7,500 Cameco Corp. .......................................... 297,300
600 Cheniere Energy Inc. ................................ 99,576
1,500 Dril-Quip Inc.† .......................................... 42,255
12,000 Landis+Gyr Group AG ............................... 869,176
11,000 National Fuel Gas Co. ................................ 571,010
11,000 National Grid plc, ADR .............................. 666,930
17,000 Severn Trent plc ....................................... 490,541
11,000 Shell plc ................................................... 349,754
3,541,422
Entertainment  — 3.4%
35,000 Corus Entertainment Inc., Cl. B ................. 26,542
60,000 Grupo Televisa SAB, ADR ......................... 183,000
13,000 International Game Technology plc ............ 394,160
115,000 ITV plc ..................................................... 99,088
44,000 Tencent Music Entertainment Group, ADR† 280,720
1,000 Ubisoft Entertainment SA† ........................ 32,521
10,000 Universal Music Group NV ........................ 261,458
50,000 Vivendi SE ................................................ 438,547

The Gabelli Global Rising Income and Dividend Fund
Schedule of Investments (Continued) — September 30, 2023 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Entertainment (Continued)
20,000 Warner Bros Discovery Inc.† .................... $ 217,200
1,933,236
Equipment and Supplies  — 2.0%
200 AMETEK Inc. ............................................ 29,552
5,000 Ardagh Metal Packaging SA ...................... 15,650
4,500 Graco Inc. ................................................ 327,960
40,000 Instalco AB .............................................. 118,987
8,500 Mueller Industries Inc. .............................. 638,860
1,131,009
Financial Services  — 9.9%
1,000 American Express Co. ............................... 149,190
1,800 American International Group Inc. ............. 109,080
3,000 Bank of America Corp. .............................. 82,140
3 Berkshire Hathaway Inc., Cl. A† ................ 1,594,431
12,000 Citigroup Inc. ........................................... 493,560
3,200 Comerica Inc. ........................................... 132,960
8,000 Deutsche Bank AG .................................... 87,920
5,500 EXOR NV ................................................. 488,101
27,000 FinecoBank Banca Fineco SpA ................... 328,704
125,000 GAM Holding AG† .................................... 61,793
1,600 Julius Baer Group Ltd. .............................. 102,885
15,000 Kinnevik AB, Cl. A† ................................... 151,297
4,400 Morgan Stanley ........................................ 359,348
40,000 Resona Holdings Inc. ............................... 221,708
4,000 State Street Corp. ..................................... 267,840
1,000 T. Rowe Price Group Inc. .......................... 104,870
10,000 The Bank of New York Mellon Corp. .......... 426,500
1,500 The PNC Financial Services Group Inc. ...... 184,155
7,000 UBS Group AG ......................................... 172,550
4,000 Wells Fargo & Co. .................................... 163,440
5,682,472
Food and Beverage  — 16.4%
10,000 Campbell Soup Co. ................................... 410,800
7,500 Chr. Hansen Holding A/S ........................... 459,710
5,700 Danone SA ............................................... 314,936
45,000 Davide Campari-Milano NV ....................... 531,189
6,000 Diageo plc, ADR ....................................... 895,080
6,400 Fomento Economico Mexicano SAB de CV,
ADR ..................................................... 698,560
1,700 General Mills Inc. ..................................... 108,783
2,000 Heineken NV ............................................ 176,476
2,500 Kellanova ................................................. 148,775
4,000 Kerry Group plc, Cl. A ............................... 328,065
10,600 Kikkoman Corp. ........................................ 556,386
10,000 Maple Leaf Foods Inc. .............................. 192,159
3,000 McCormick & Co. Inc. .............................. 236,640
3,000 McCormick & Co. Inc., Non-Voting ........... 226,920
3,600 Molson Coors Beverage Co., Cl. B ............. 228,924
14,000 Nestlé SA ................................................. 1,586,672
Shares
Market
Value
3,500 Pernod Ricard SA ..................................... $ 584,104
12,100 Remy Cointreau SA .................................. 1,479,479
5,400 The Kraft Heinz Co. ................................... 181,656
3,000 Yakult Honsha Co. Ltd. ............................. 72,932
9,418,246
Health Care  — 2.4%
20,000 Achaogen Inc.†(a) .................................... 0
4,000 Bristol-Myers Squibb Co. .......................... 232,160
5,000 Cutera Inc.† ............................................. 30,100
800 GSK plc, ADR ........................................... 29,000
9,000 Haleon plc, ADR ....................................... 74,970
700 ICU Medical Inc.† ..................................... 83,307
4,666 Idorsia Ltd.† ............................................ 13,203
1,400 Johnson & Johnson ................................. 218,050
4,000 Perrigo Co. plc ......................................... 127,800
6,000 Pfizer Inc. ................................................ 199,020
5,000 Roche Holding AG, ADR ........................... 169,650
18,000 Viatris Inc. ............................................... 177,480
1,354,740
Hotels and Gaming  — 1.1%
190,000 Mandarin Oriental International Ltd. .......... 323,950
200,000 The Hongkong & Shanghai Hotels Ltd.† .... 160,645
1,400 Wynn Resorts Ltd. ................................... 129,374
613,969
Machinery  — 3.8%
90,000 CNH Industrial NV, Borsa Italiana .............. 1,098,060
50,000 CNH Industrial NV, New York .................... 605,000
2,666 NKT A/S† ................................................. 139,452
2,000 Tennant Co. .............................................. 148,300
15,024 Twin Disc Inc.† ......................................... 206,129
2,196,941
Publishing  — 0.2%
26,000 The E.W. Scripps Co., Cl. A† ..................... 142,480
Retail  — 1.7%
4,000 Nathan's Famous Inc. ............................... 282,640
29,000 Walgreens Boots Alliance Inc. ................... 644,960
1,700 Zalando SE† ............................................. 37,977
965,577
Specialty Chemicals  — 0.7%
700 Ashland Inc. ............................................. 57,176
1,000 Darling Ingredients Inc.† .......................... 52,200
4,000 International Flavors & Fragrances Inc. ..... 272,680
1,500 Livent Corp.† ........................................... 27,615
200 The Chemours Co. .................................... 5,610
415,281
Telecommunications  — 3.4%
1,000 Cogeco Communications Inc. ................... 46,288
11,000 Deutsche Telekom AG ............................... 231,060
20,000 Deutsche Telekom AG, ADR ...................... 419,200

The Gabelli Global Rising Income and Dividend Fund
Schedule of Investments (Continued) — September 30, 2023 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Telecommunications (Continued)
280,000 HKBN Ltd. ................................................ $ 114,060
75,000 Koninklijke KPN NV .................................. 247,317
4,000 Orange Belgium SA† ................................ 58,106
60,000 Pharol SGPS SA† ..................................... 2,652
2,180 Prosus NV† .............................................. 64,338
13,000 Proximus SA ............................................ 105,803
130,000 Sistema PJSC FC, GDR†(a) ....................... 65,000
125,000 Telefonica Deutschland Holding AG ........... 224,005
13,000 VEON Ltd., ADR† ..................................... 253,500
3,000 Verizon Communications Inc. ................... 97,230
1,928,559
Wireless Telecommunications  — 3.3%
22,000 Millicom International Cellular SA, SDR† ... 341,813
6,200 T-Mobile US Inc.† ..................................... 868,310
75,000 Vodafone Group plc, ADR ......................... 711,000
1,921,123
TOTAL COMMON STOCKS .................. 51,456,112
WARRANTS  — 0.0%
Diversified Industrial  — 0.0%
8,000 Ampco-Pittsburgh Corp., expire 08/01/25† 2,560
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 10.2%
$ 5,870,000 U.S. Treasury Bills,
5.024% to 5.379%††,
11/02/23 to 12/28/23 ............................ 5,838,625
TOTAL INVESTMENTS — 100.0%
(Cost $47,413,187) ............................... $ 57,297,297
(a) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
GDR Global Depositary Receipt
SDR Swedish Depositary Receipt
Geographic Diversification
% of
Market
Value
Market
Value
United States ........................ 44.8% $ 25,671,340
Europe .............................. 40.0 22,904,391
Japan ............................... 8.7 4,955,607
Canada .............................. 2.5 1,447,984
Asia/Pacific Rim .................... 2.5 1,436,415
Latin America ....................... 1.5 881,560
100.0% $ 57,297,297